Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets, net consisted of the following (in thousands):

	December 31,
	2020	2019
Intangible assets - Patents	$1,918	$1,918
Less: Accumulated amortization	(190)	(62)

Intangible assets, net	$1,728	$1,856

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated future amortization expenses for patent assets are as follows (in thousands):

Year Ending 2021	$128
2022	128
2023	128
2024	128
2025	128
Thereafter	1,088

Total	$1,728